FAIR VALUE MEASUREMENT (Assets and Liabilities Measured or Disclosed At Fair Value) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time deposits			¥ 804,692
Total fair value	478,908		1,339,857	73,607
Short-term investments	120,000		104,266	18,444
Fair Value, Measured on Non Recurring Basis, Gain Loss Included in Earnings	29,514	$ 4,537
Liabilities measured at fair value	54,550		52,240	8,384
Total Losses [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments			(3,583)
Liabilities measured at fair value	2,384			366
Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments	733			113
Contingent consideration payable [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities measured at fair value	2,384			366
Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities measured at fair value			52,240
Recurring [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments			4,266
Recurring [Member] | Contingent consideration payable [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities measured at fair value	54,550			8,384
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investments
Fair Value, Measurements, Nonrecurring [Member] | Equity Method Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investments	28,781	$ 4,424	(3,583)
Structured Deposit [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments
Structured Deposit [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments	120,000		100,000	18,444
Fixed-rate investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	289,304		312,165	44,465
Adjustable-rate investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	189,604		223,000	$ 29,142
Quoted prices in active markets for identical assets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time deposits
Total fair value
Short-term investments	0		4,266
Liabilities measured at fair value
Quoted prices in active markets for identical assets (Level 1) [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities measured at fair value
Quoted prices in active markets for identical assets (Level 1) [Member] | Recurring [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments			4,266
Quoted prices in active markets for identical assets (Level 1) [Member] | Recurring [Member] | Contingent consideration payable [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities measured at fair value
Quoted prices in active markets for identical assets (Level 1) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Equity Method Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investments
Quoted prices in active markets for identical assets (Level 1) [Member] | Structured Deposit [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments
Quoted prices in active markets for identical assets (Level 1) [Member] | Fixed-rate investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents
Quoted prices in active markets for identical assets (Level 1) [Member] | Adjustable-rate investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents
Significant other observable inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time deposits			804,692
Total fair value	478,908		1,339,857
Short-term investments	120,000		100,000
Liabilities measured at fair value
Significant other observable inputs (Level 2) [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities measured at fair value
Significant other observable inputs (Level 2) [Member] | Recurring [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments
Significant other observable inputs (Level 2) [Member] | Recurring [Member] | Contingent consideration payable [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities measured at fair value
Significant other observable inputs (Level 2) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Equity Method Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investments
Significant other observable inputs (Level 2) [Member] | Structured Deposit [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments	120,000		100,000
Significant other observable inputs (Level 2) [Member] | Fixed-rate investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	289,304		312,165
Significant other observable inputs (Level 2) [Member] | Adjustable-rate investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	189,604		223,000
Significant unobservable inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time deposits
Total fair value
Short-term investments			0
Liabilities measured at fair value	54,550		52,240
Significant unobservable inputs (Level 3) [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities measured at fair value			52,240
Significant unobservable inputs (Level 3) [Member] | Recurring [Member] | Available-for-sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments
Significant unobservable inputs (Level 3) [Member] | Recurring [Member] | Contingent consideration payable [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities measured at fair value	54,550
Significant unobservable inputs (Level 3) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Equity Method Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investments
Significant unobservable inputs (Level 3) [Member] | Structured Deposit [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments
Significant unobservable inputs (Level 3) [Member] | Fixed-rate investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents
Significant unobservable inputs (Level 3) [Member] | Adjustable-rate investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents